Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net income (loss)	$ 247	$ 129	$ 296	$ (384)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			354	358
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			280	271
Loss from disposal of assets			12	2
Loss on repurchase/early redemption of notes			17
Undistributed income (loss) of unconsolidated subsidiaries			(10)	65
Other non-cash items			87	116
Changes in operating assets and liabilities:
Provisions			41	507
Deferred income taxes			(85)	9
Trade and financing receivables related to sales, net			(291)	(276)
Inventories, net			(1,057)	(806)
Trade payables			617	394
Other assets and liabilities			6	222
Net cash provided by operating activities			267	478
Investing activities:
Additions to retail receivables			(1,806)	(1,781)
Collections of retail receivables			2,190	2,328
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			2	8
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			377	323
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments			(165)	(172)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(850)	(669)
Other			145	(148)
Net cash used in investing activities			(107)	(111)
Financing activities:
Proceeds from long-term debt			7,395	5,417
Payments of long-term debt			(8,104)	(5,981)
Net decrease in other financial liabilities			90	(192)
Dividends paid			(165)	(204)
Other			(5)	(58)
Net cash used in financing activities			(789)	(1,018)
Effect of foreign exchange rate changes on cash and cash equivalents			213	149
Decrease in cash and cash equivalents			(416)	(502)
Cash and cash equivalents, beginning of year			5,017	5,384
Cash and cash equivalents, end of period	4,601	4,882	4,601	4,882
Industrial Activities [Member]
Operating activities:
Net income (loss)	247	129	296	(384)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			352	355
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			152	146
Loss from disposal of assets			12	2
Loss on repurchase/early redemption of notes			17
Undistributed income (loss) of unconsolidated subsidiaries			(2)	63
Other non-cash items			48	54
Changes in operating assets and liabilities:
Provisions			45	514
Deferred income taxes			(73)	(1)
Trade and financing receivables related to sales, net			(2)	(113)
Inventories, net			(1,073)	(791)
Trade payables			658	447
Other assets and liabilities			(52)	30
Net cash provided by operating activities			378	322
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			2	8
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			144	152
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments			(165)	(172)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(496)	(338)
Other			(139)	(91)
Net cash used in investing activities			(654)	(441)
Financing activities:
Proceeds from long-term debt			713	978
Payments of long-term debt			(973)	(794)
Net decrease in other financial liabilities			(67)	(127)
Dividends paid			(165)	(204)
Other			(5)	(58)
Net cash used in financing activities			(497)	(205)
Effect of foreign exchange rate changes on cash and cash equivalents			209	103
Decrease in cash and cash equivalents			(564)	(221)
Cash and cash equivalents, beginning of year			4,649	4,551
Cash and cash equivalents, end of period	4,085	4,330	4,085	4,330
Financial Services [Member]
Operating activities:
Net income (loss)	87	87	174	174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			128	125
Undistributed income (loss) of unconsolidated subsidiaries			(13)	(13)
Other non-cash items			39	62
Changes in operating assets and liabilities:
Provisions			(4)	(7)
Deferred income taxes			(12)	10
Trade and financing receivables related to sales, net			(284)	(158)
Inventories, net			16	(15)
Trade payables			(45)	(58)
Other assets and liabilities			57	192
Net cash provided by operating activities			58	315
Investing activities:
Additions to retail receivables			(1,806)	(1,781)
Collections of retail receivables			2,190	2,328
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			233	171
Expenditures for assets under operating leases and assets sold under buy-back commitments			(354)	(331)
Other			255	(57)
Net cash used in investing activities			518	330
Financing activities:
Proceeds from long-term debt			6,682	4,439
Payments of long-term debt			(7,131)	(5,187)
Net decrease in other financial liabilities			157	(65)
Dividends paid			(169)	(159)
Other			29
Net cash used in financing activities			(432)	(972)
Effect of foreign exchange rate changes on cash and cash equivalents			4	46
Decrease in cash and cash equivalents			148	(281)
Cash and cash equivalents, beginning of year			368	833
Cash and cash equivalents, end of period	$ 516	$ 552	$ 516	$ 552